Commitments	12 Months Ended
Dec. 31, 2021
Commitments
Commitments

Note 21. Commitments

21.1 Commitments related to operational activities

Commitments given - financial instruments pledged as collateral

At December 31, 2021, two pledges over cash, for a total amount of €1.7 million, were in place:

●	one pledge over cash of €0.7 million was granted by the Company on February 1, 2019, equivalent to 50% of the sum not covered by the indemnity to be received from the Abbott group under the Additional Agreement, and
●	one pledge over cash of €1.0 million was granted by the Company on January 6, 2021. Following the request for a deferral of payment on the payroll tax for fiscal years 2016 and 2017, the Company carried out a guarantee to the tax authorities, in the form of a bank guarantee from Crédit Agricole.

These pledges were granted as part of the surety provided by the Company to the French tax authorities in connection with its tax disputes, in the form of a €1.7 million bank guarantees from Crédit Agricole.

Commitments given – Contracts with Contract Research Organization (“CRO”) and Contract Manufacturing Organization (“CMO”)

•	Contract CRO with Spaulding

In December 2020, the Company entered into an agreement with Spaulding to conduct studies including the evaluation of the effect of multiple oral doses of lanifibranor and the assessment of the electrocardiogram parameters in healthy patients.

Following the amendment signed on April 1, 2021, the Company is committed to pay for the services rendered by the CRO for a total amount of USD 5.2 million.

As of December 31, 2021, the amount remaining to be paid is USD 0.5 million.

•	Contract CMO with Fisher Clinical Services

In March 2021, the Company entered into an agreement with Fisher Clinical Services to perform product packaging and distribution services for large-scale clinical studies, including Phase III studies in 25 countries around the world ( including 300 clinical centers).

The Company undertakes to pay for the services rendered by the CMO over the next 7 years for a total amount of €15 million.

As of December 31, 2021, the amount remaining to be paid is €14.2 million.

•	Contract CRO with Pharmaceutical Research Associates B.V. (“PRA”)

In April 2021, as part of the conduct of the Phase III clinical study in NASH, the Company has entered into an agreement, with retroactive effect in January 2021, with Pharmaceutical Research Associates Groupe B.V (“PRA”), acting as a CRO. The contract aims to support the regulatory approval of the product in adult patients in Europe and in the United States.

The Company is committed to pay the services rendered (directly and indirectly) by the CRO over the next 7 years for a total budget of €201.2 million.

As of December 31, 2021, the amount remaining to be paid under the contract is €191.1 million.

•	Contract CRO signed with United BioSource LLC

In September 2021, as part of the conduct of the Phase III clinical study for the treatment of NASH, the Company has entered into an agreement, with retroactive effect in April 2021, with United BioSource LLC (UBC), acting as a CRO. The contract aims to outsource the management of pharmacovigilance operations for the NATiV3 clinical study. The Company undertakes to pay the services rendered by the CRO over the period from the effect date to December 2028, for a total amount of €2.9 million.

As of December 31, 2021, the amount remaining to be paid is €2.8 million.

•	Contract CRO signed with Synexus Clinical Research GmbH

In October 2021, as part of the conduct of the Phase III Nash study, the Company entered into an agreement with Synexus Clinical Research GmbH, acting as a CRO. The purpose of the contract is to outsource the management a part of pharmacovigilance operations for the NATiV3 clinical study. The Company is committed to pay the services rendered by the CRO over the period from the effective date of the contract to December 2028, for a total amount of €7.1 million.

As of December 31, 2021, the total amount remaining to be paid under the contract is €7.1 million.

•	Contract CRO signed with Syneos Health Clinical Research Services, LLC

In March 2021, as part of the conduct of the Phase III Nash study, the Company entered into an agreement with Syneos Health Clinical Research, acting as a CRO. The purpose of the contract is to assess certain pharmacokinetic parameters of lanifibranor. The Company is committed to pay the services rendered by the CRO over the period from the effective date of the contract until the end of the study, which is scheduled for the beginning of the second half of 2023, for a total amount of USD 7 million.

As of December 31, 2021, the total amount remaining to be paid under the contract is USD 4.4 million.

•	Contract signed with Corden Pharma Chenôve SAS

On January 1st, 2020, as part of the conduct of the Phase III NATiV3 study, the Company entered into an agreement with Corden Pharma; a CMO. The purpose of the contract is to produce the active ingredients for clinical batches of lanifibranor for the NATiV3 study. The Company is committed to pay the services rendered by the CRO over the period from the effective date of the contract to December 31, 2026, for a total amount of €5.6 million.

As of December 31, 2021, the total amount remaining to be paid under the contract is €1.9 million.

•	Contract CRO signed with Delpharm Reims

In On December 16, 2020 , as part of the conduct of the Phase III NATiV3 study, the Company entered into an agreement with Delpharm Reims. The purpose of the contract is to formulate the active ingredient of the lanifibranor clinical trial batches for the NATiV3 study. The Company is committed to pay the services rendered by the CRO over the period from the effective date of the contract to December 15, 2027, for a total amount of €3.7 million.

As of December 31, 2021, the total amount remaining to be paid under the contract is €3 million.

Commitments given – Service Agreement

•	Service agreement with Echosens

On September 21, 2021, the Company entered into an agreement with Echosens to lease FibroScan in order to equip the clinical sites opened for the Phase III study. The Company has committed to pay a minimum amount of €1.7 million over the next 4 years. This commitment corresponds to a contractual minimum and can be reevaluated depending the needs of sites opened for the Phase III study.

As of December 31, 2021, the total amount remaining to be paid under this contract is €1.7 million.

Commitments received - agreements concerning the provision of facilities

●	Agreement with Novolyze

On October 13, 2015, the Company signed a contract to make its premises and facilities available to Novolyze for a 36-month period beginning October 19, 2015. Pursuant to an amendment signed on October 19, 2016, the monthly rent was increased to €5 thousand as from November 1, 2017, with an annual rate of increase of 2%. The end of the contract is planned on October 19, 2021. As of December 31, 2021, the total commitment received amounted to €73 thousand and commitments relating to future payments amounted to €150 thousand.

●	Agreement with Genoway

On November 4, 2015, the Company signed a contract to make its premises and facilities available to Genoway for a three-year period beginning December 1, 2015. After several tacit renewals, the contract finally expired on June 9, 2021. The guarantees related to this contract has been reimbursed to Genoway and there are no longer commitments as of December 31, 2021.

●	Agreement with Synthecob

On March 21, 2016, the Company signed a contract to make its research equipment and services available to the company Synthecob for a two-year period beginning April 1, 2016. Pursuant to an amendment signed on January 1, 2017, the monthly rent was increased to €2.4 thousand until March 30, 2018 and then to €2.5 thousand. It was increased again to €2.7 thousand as from September 1, 2018. Therefore, as of December 31, 2021, the total commitment received amounted to €33 thousand and commitments relating to future payments amounted to €67 thousand.

21. 2 Commitments related to financing activities

As of December 31, 2021, the Company has no further commitments related to financing activities. On December 31, 2020, the Company had two forward currency sales contracts for a total amount of USD 60 million to protect its business against exchange rate fluctuations between the euro and the dollar. On May 14, 2021, the forward sales contracts expired. The settlement of the forward sales contracts has the following impact on the consolidated financial statements as of December 31, 2021:

-

A decrease in other current assets of €1.8 million compared to December 31, 2020 corresponding to the fair value of the contracts (see Note 8, “Trade receivables and other current assets and receivables”);

-	A gain of €1.1 million in cash resulting from the favorable position of the Company's contracts at maturity date;
-	A net expense of €0.7 million on the change in fair value in financial income (see Note 19, “Financial income and expenses”).